As filed with the Securities and Exchange Commission on June 4, 2002
                                                      1933 Act File No. 2-14677
                                                      1940 Act File No. 811-859


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 72


                                       AND

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 33


                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
             Stephen E. Cavan, Massachusetts Financial Services Co.,
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering:
 It is proposed that this filing will become effective (check appropriate box):


|_| immediately upon filing pursuant to paragraph (b)
|X| on July 5, 2002 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment


===============================================================================

The Prospectus and Statement of Additional Information, each dated April 1, 2002, and the Statement of Additional Information - Part II, dated January 1, 2002, of the Registrant is hereby incorporated by reference to Registrant's Post-Effective Amendment No. 70 filed with the Securities and Exchange Commission via EDGAR on March 26, 2002.

                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND


                                     PART C


Item 23.  Exhibits

          1    (a)  Amended & Restated  Declaration  of Trust, dated  January 1,
                    2002. (16)


               (b) Form of Amendment to Declaration of Trust to establish 3 new classes of shares (529A, 529B and 529C). (17)


          2         Amended & Restated By-Laws, dated January 1, 2002. (12)

          3         Form of Share Certificate for Classes of Shares. (5)

          4         Investment Advisory Agreement, dated January 1, 2002. (16)

          5    (a)  Distribution Agreement dated January 1, 1995. (1)

               (b) Dealer Agreement between MFS Fund Distributors, Inc. and a dealer, and the Mutual Fund Agreement between MFS and a bank, effective April 6, 2001. (13)

          6    (a)  Retirement  Plan  for  Non-Interested  Person  Trustees,  as
                    amended and restated February 17, 1999. (9)

               (b) Amendment to the Retirement Plan for Non-Interested Person Trustees, dated December 11, 2001. (12)

               (c) Amended and Restated Trustee Fee Deferral Plan, dated December 11, 2001. (16)

               (d)  Retirement  Benefit  Deferral Plan, dated December 11, 2001.
                    (12).

          7    (a)  Custodian Agreement  between the Trust and State Street Bank and Trust Company, dated July 2, 2001. (7)

               (b) Global Custodian Contract between Registrant and Chase Manhattan Bank, dated July 2, 2001. (7)

          8    (a)  Shareholder Servicing Agent Agreement, dated August 1, 1985.
                    (4)

               (b) Amendment to Shareholder Servicing Agreement, dated April 1, 1999 to amend fee schedule. (10)

               (c)  Exchange Privilege Agreement, dated July 30, 1997. (8)

               (d) Dividend Disbursing Agency Agreement, dated February 1, 1986. (2)

               (e) Master Administrative Services Agreement dated March 1, 1997, as amended and restated April 1, 1999. (3)

               (f) Exhibit A, dated July 19, 2001 to the Master Administrative Services Agreement. (15)

          9    (a)  Consent and Opinion of Counsel, dated October 29, 1997. (8)


               (b)  Legal Opinion Consent, dated April 3, 2002. (17)


          10        Consent of Deloitte & Touche LLP. (16)

          11        Not Applicable.

          12        Not Applicable.


          13 Form of Master Distribution Plan pursuant to 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as amended and restated April 17, 2002. (17)


          14        Not Applicable.


          15 Form of Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated April 17, 2002. (17)


          16 Code of Ethics for the fund pursuant to Rule 17j-1 under the Investment Company Act of 1940. (11)

                    Power of Attorney, dated January 1, 2002. (16)

-----------------------------
(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 59 filed with the SEC via EDGAR on March 30, 1995.
(2) Incorporated by reference to MFS Municipal Series Trust (File Nos. 2-92915 and 81-4096) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on July 28, 1995.
(3) Incorporated by reference to MFS Series Trust III (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 48 filed with the SEC via EDGAR on November 29, 1999.
(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 60 filed with the SEC via EDGAR on October 26, 1995.
(5) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.

(6) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 21 filed with the SEC via EDGAR on April 28, 2000.
(7) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(8) Incorporated by reference to the Registrant Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.
(9) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 39 filed with the SEC via EDGAR on February 26, 1999.
(10) Incorporated by reference to the Registrant's Post-Effective Amendment No. 67 filed with the SEC via EDGAR on March 29, 2000.
(11) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(12) Incorporated by reference to MFS Series Trust V (File Nos. 2-38613 and 811-2031) Post-Effective Amendment No. 51 filed with the SEC via EDGAR on January 28, 2002.
(13) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(14) Incorporated by reference to MFS Series Trust II (File Nos. 33-7637 and 811-4775) Post-Effective Amendment No. 30 filed with the SEC via EDGAR on March 30, 2001.
(15) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 42 filed with the SEC via EDGAR on August 28, 2001.
(16) Incorporated by reference to the Registrant's Post-Effective Amendment No. 70 filed with the SEC via EDGAR on March 26, 2002.

(17) Incorporated by reference to the Registrant's Post-Effective Amendment No. 71 filed with the SEC via EDGAR on April 5, 2002.


Item 24.  Persons Controlled by or under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          Reference is hereby made to (a) Section V of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 59, filed with the SEC on March 30, and (b) Section 9 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 60, filed with the SEC via EDGAR on October 26, 1995.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser


          MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust; Massachusetts Investors Growth Stock Fund; MFS Growth Opportunities Fund; MFS Government Securities Fund; MFS Government Limited Maturity Fund; MFS Series Trust I (which has 12 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS Global Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Value Fund, MFS New Discovery Fund, MFS

Technology Fund, MFS Research International Fund, MFS Global Telecommunications Fund and MFS Japan Equity Fund); MFS Series Trust II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS Series Trust III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities Fund); MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund); MFS Series Trust V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Value Fund); MFS
Series Trust VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS Series Trust VII (which has one series: MFS Capital Opportunities Fund); MFS Series Trust VIII (which has three series: MFS Strategic Income Fund, MFS Global Growth Fund and MFS Tax Managed Equity Fund); MFS Series Trust IX (which has seven series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund and MFS Large Cap Value Fund; MFS Series Trust X (which has 17 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Investors Trust, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS European Equity Fund, MFS New Endeavor Fund, MFS Fundamental Growth Fund, MFS Gemini Large Cap U.S. Fund, MFS Gemini U.K. Fund, MFS International ADR Fund, MFS Global Conservative Equity Fund, MFS International Core Equity Fund, MFS Income Fund, MFS High Income Advantage Fund and MFS Global Health Sciences Fund); MFS Series Trust XI (which has four series: MFS Union Standard Equity Fund, Vertex Contrarian Fund, Vertex International Fund and MFS Mid Cap Value Fund); and MFS Municipal Series Trust (which has 18 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund, MFS Municipal Income Fund, MFS New York High Income Tax Free Fund and MFS Massachusetts High Income Tax Free Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          MFS also serves as investment  adviser of the following open-end
Funds: MFS Institutional Trust ("MFSIT") (which has 10 series) and MFS Variable Insurance Trust ("MVI") (which has 15 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

          In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 31 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities
Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston,
Massachusetts   02116.   The   principal   business   address  of  each  of  the
aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

          The Directors of MFS are John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, William W. Scott, Martin E. Beaulieu, Robert J. Manning, Richard D. Schmalensee, Donald A. Stewart, C. James Prieur, William W. Stinson and James C. Baillie. Jeffrey L. Shames is the Chairman and Chief Executive Officer, Mr. Ballen is President, Mr. William Scott is Vice Chairman, Mr. Dello Russo and Mr. Parke are Executive Vice Presidents (Mr. Dello Russo is also Chief Administrative Officer and Mr. Parke is also Chief Investment Officer), Stephen
E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Thomas B. Hastings is a Senior Vice President and Treasurer of MFS, Joseph Lynch is the Assistant Treasurer of MFS and Robert Whelan is a Senior Vice President, Chief Financial Officer and Corporate Controller of MFS.

          Massachusetts Investors Trust
          Massachusetts Investors Growth Stock Fund
          MFS Growth Opportunities Fund
          MFS Government Securities Fund
          MFS Government Limited Maturity Fund
          MFS Series Trust I
          MFS Series Trust II
          MFS Series Trust III
          MFS Series Trust IV
          MFS Series Trust V
          MFS Series Trust VI
          MFS Series Trust VII
          MFS Series Trust VIII
          MFS Series Trust IX
          MFS Series Trust X
          MFS Series Trust XI
          MFS Municipal Series Trust
          MFS Variable Insurance Trust
          MFS Institutional Trust
          MFS Municipal Income Trust
          MFS Multimarket Income Trust
          MFS Government Markets Income Trust
          MFS Intermediate Income Trust
          MFS Charter Income Trust
          MFS Special Value Trust

          Jeffrey L. Shames is Chairman and President, Stephen E. Cavan is the Secretary and Clerk, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

          MFS/Sun Life Series Trust

          C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is the President, Stephen E. Cavan is the Secretary and Clerk, James
O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

          Money Market Variable Account
          High Yield Variable Account
          Capital Appreciation Variable Account
          Government Securities Variable Account
          Total Return Variable Account
          Global Governments Variable Account
          Managed Sectors Variable Account

          C. James Prieur is the Chairman, President and Member of the Board of Managers, Stephen E. Cavan is the Secretary, Jim Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

          MIL Funds
          MFS Meridian Funds

          Jeffrey L. Shames is Chairman, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

          Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex Contrarian Fund and Vertex International Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

          Jeffrey L. Shames and Kevin R. Parke are Directors. Mr. Shames is also the President. John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MFS International Ltd. ("MIL Bermuda"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds, known as the MFS Funds, SICAV after January 1999 (which has 12 portfolios): U.S. Equity Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Dollar Reserve Fund, U.S. Research Fund, U.S. Strategic Growth Fund, Global Equity Fund, European Equity Fund, European Bond Fund, European High Yield Bond Fund, Value Fund and European Smaller Companies Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund,

MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Global Growth Fund, MFS Meridian Money Market Fund, MFS Meridian Global Balanced Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian Strategic Growth Fund and MFS Meridian Global Asset Allocation Fund, MFS Meridian Value Fund and the MFS Meridian Research International Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

          Jeffrey L. Shames is a Director, Peter Laird is a Director and President, Steven E. Cavan is a Director, Senior Vice President and Secretary, Peter Bubenzner is a Director, Judith Collis is a Director, Robert Whelan is the Treasurer, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer.

          MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

          Jeffrey L. Shames, John W. Ballen, Peter D. Laird and Stephen E Cavan are the Directors. Mr. Laird is the President, Mr. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS International S.C. LTDA ("MIL Brazil"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

          Jeffrey L. Shames, Stephen E. Cavan and Peter D. Laird are Advisory Board Members. Mr. Shames is also the President.

          MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George
Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

          Graham E. Lenzner is the Chairman, Loretta Lenzner, Joe Trainer and Sheldon Rivers are Directors, Stephen E. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

          MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

          Jeffrey L. Shames is the Chairman, Martin E. Beaulieu is the President and Director, Robert Leo is the Vice Chairman and Executive Vice President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Michael J. Londergan is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

          MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

          Jeffrey L. Shames is the Chairman. Joseph W. Dello Russo and Janet A. Clifford are Directors. Ms. Clifford is also the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

          MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

          Joseph J. Trainor, Jeffrey L. Shames and John W. Ballen are Directors. Mr. Trainor is also the President, Kevin R. Parke is an Executive Vice President and Managing Director, Lisa M. Jones is an Executive Vice President and Managing Director of Institutional Sales, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

          MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

          Jeffrey L. Shames is the Chairman, Martin E. Beaulieu is the Director, Carol W. Geremia is the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

          MFS Investment Management K.K. ("MIMKK"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

          Jeffrey L. Shames is a Director, Ira S. Krolick is a Director and Chief Operating Officer, Peter Laird is a Director and Takafumi Ishii is a Director and Representative Director.

          MFS Heritage Trust Company ("MFS Trust"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

          Stephen E. Cavan, Joseph W. Dello Russo, Janet A. Clifford, Martin E. Beaulieu, Carol W. Geremia, Joseph A. Kosciuszek are Directors. Mr. Cavan is the President, Robert Whelan is the Treasurer and Robert T. Burns is the Clerk.

          MFS Original Research Partners, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

          Jeffrey L. Shames, John W. Ballen, Kevin R. Parke and Joseph J. Trainor are Directors. Mr. Trainor is the President, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS Original Research Advisors, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

          Jeffrey L. Shames, John W. Ballen, Kevin R. Parke and Joseph J. Trainor are Directors. Mr. Trainor is the President, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

          MFS Japan Holdings, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

          Jeffrey L. Shames, Douglas C. Henck, Peter D. Laird and Donald A. Stewart are Directors.

          Sun Life of Canada (U.S.) Financial Services Holdings, Inc., a company incorporated under the laws of Delaware whose address is 500 Boylston
Street,   Boston,   Massachusetts   02116,  is  the  direct  parent  company  of
Massachusetts Financial Services Company.

          John W. Ballen, Kevin R. Parke, Joseph W. Dello Russo, Jeffrey L. Shames, Eric G. Burns, Donald A. Stewart and C. James Prieur are Directors. Mr. Ballen is the Chairman and Mr. Parke is the Chief Executive Officer & President, Robert Whelan is the Treasurer, Joseph Lynch is the Assistant Treasurer, Robert
T. Burns is Secretary and Mitchell C. Freestone is the Assistant Secretary.

          MFS Investment Management (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 2 portfolios: MFS Funds-Global Equity Ex-Japan Fund and MFS Funds-Bond Fund.

          Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors.

          New England Streaming Media, LLC, a limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is primarily involved in internet technology.

          Jeffrey L. Shames, John W. Ballen, Joseph W. Dello Russo, Robert Whelan, Jeremiah Potts are Directors. Mr. Potts is the Chief Executive Officer.

          In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart     Chairman, Sun Life Assurance Company of Canada,
                                Sun Life Centre, 150 King Street West, Toronto,
                                Ontario, Canada (Mr. Stewart is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

          C. James Prieur       President and a Director, Sun Life Assurance
                                Company of Canada, Sun Life Centre, 150 King
                                Street West, Toronto, Ontario, Canada (Mr.
                                Prieur is also an officer and/or Director of various subsidiaries and affiliates of Sun Life)

          William W. Stinson    Director, Sun Life Assurance Company of Canada,
                                Sun Life Centre, 150 King Street West,  Toronto,
                                Ontario, Canada; Director, United Dominion
                                Industries Limited, Charlotte, N.C.; Director,
                                PanCanadian Petroleum Limited, Calgary, Alberta;
                                Director, LWT Services, Inc., Calgary Alberta;
                                Director, Western Star Trucks, Inc., Kelowna,
                                British Columbia; Director, Westshore Terminals
                                Income Fund, Vancouver, British Columbia;
                                Director (until 4/99), Canadian Pacific Ltd.,
                                Calgary, Alberta

          James C. Baillie      Counsel, Torys, Ontario, Canada; Chair,
                                Independent Electricity Market Operator,
                                Ontario, Canada; Chair, Corel Corporation,
                                Ontario, Canada; Director, Sun Life
                                Financial, Ontario Canada; Director, FPI Ltd.,
                                Newfoundland, Canada

Item 27.  Distributors

          (a)  Reference is hereby made to Item 26 above.

          (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

          (c)  Not applicable.

Item 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant at the following locations:

                      NAME                                      ADDRESS

            Massachusetts Financial Services           500 Boylston Street
              Company (investment adviser)             Boston, MA 02116

            MFS Funds Distributors, Inc.               500 Boylston Street
              (principal underwriter)                  Boston, MA 02116

            State Street Bank and Trust Company        State Street South
              (custodian)                              5 - West
                                                       North Quincy, MA 02171

            MFS Service Center, Inc.                   2 Avenue de Lafayette
              (transfer agent)                         Boston, MA 02111-1738

Item 29.  Management Services

          Not Applicable.

Item 30.  Undertakings

          Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 4th day of June, 2002.


                                        MASSACHUSETTS INVESTORS
                                          GROWTH STOCK FUND


                                        By:    JAMES R. BORDEWICK, JR.
                                               ---------------------------------
                                        Name:  James R. Bordewick, Jr.
                                        Title: Assistant Clerk and Assistant
                                                Secretary

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on June 4, 2002.

             SIGNATURE                            TITLE


JEFFREY L. SHAMES*                     Chairman, President (Principal
--------------------------             Executive Officer) and Trustee
Jeffrey L. Shames


JAMES O. YOST*                         Principal Financial and Accounting
--------------------------             Officer
James O. Yost


JOHN W. BALLEN*                        Trustee
--------------------------
John W. Ballen


LAWRENCE H. COHN*                      Trustee
--------------------------
Lawrence H. Cohn


SIR J. DAVID GIBBONS*                  Trustee
--------------------------
Sir J. David Gibbons


WILLIAM R. GUTOW*                      Trustee
--------------------------
William R. Gutow

J. ATWOOD IVES*                        Trustee
--------------------------
J. Atwood Ives


ABBY M. O'NEILL*                       Trustee
--------------------------
Abby M. O'Neill


KEVIN R. PARKE*                        Trustee
--------------------------
Kevin R. Parke


LAWRENCE T. PERERA*                    Trustee
--------------------------
Lawrence T. Perera


WILLIAM J. POORVU*                     Trustee
--------------------------
William J. Poorvu


J. DALE SHERRATT*                      Trustee
--------------------------
J. Dale Sherratt


ELAINE R. SMITH*                       Trustee
--------------------------
Elaine R. Smith


WARD SMITH*                            Trustee
--------------------------
Ward Smith

                                       *By:   JAMES R. BORDEWICK, JR.
                                              ----------------------------------
                                       Name:  James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                       Executed by James R. Bordewick, Jr. on
                                       behalf of those indicated pursuant to a
                                       Power of Attorney dated January 1, 2002
                                       as incorporated by reference to
                                       Registrant's Post-Effective Amendment
                                       No. 71 as filed with the Securities and
                                       Exchange Commission via EDGAR on April 5,
                                       2002.

                                INDEX TO EXHIBITS


EXHIBIT NO.              DESCRIPTION OF EXHIBIT                       PAGE NO.

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
              500 Boylston Street, Boston, Massachusetts 02116-3741
                                 617 - 954-5000



                                        June 4, 2002

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Massachusetts  Investors  Growth  Stock Fund (the  "Fund")  (File Nos.
          2-14677  and  811-859)   Post-Effective   Amendment   No.  72  to  the
          Registration Statement on Form N-1A; Acceleration Request

Ladies and Gentlemen:

     Enclosed herewith for filing on behalf of the Fund, pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(b)(1)(iii) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 72 to the Registration Statement of the Fund (the "Amendment"). The Amendment is marked to show all material changes from Post-Effective Amendment No. 71 to the above-captioned Registration Statement which was filed via EDGAR on April 5, 2002.

     This Amendment is being filed for the purpose of designating a new effective date for Post-Effective Amendment No. 71, which has not yet become effective, of July 5, 2002.

     If you have any questions concerning the foregoing, please call the undersigned at 617/954-5047 or Karen M. Ray at 617/954-5801.

                                        Sincerely,




                                        JAMES F. DESMARAIS
                                        James F. DesMarais
                                        Assistant General Counsel

cc:      Shaswat Das
         Securities and Exchange Commission
         Division of Investment Management